Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Segment Information
The Company determines its business segments based upon our management and internal reporting structure. Our reportable segment, Lifestyle Media, isa strategic business that offers different products and services.
Lifestyle Media includes our national television networks, HGTV, Food Network, Travel Channel, DIY Network, Cooking Channel and GAC. Lifestyle Media also includes websites that are associated with the aforementioned television brands and other Internet-based businesses serving food, home and travel related categories. The Food Network and Cooking Channel are included in the Food Network partnership of which we own approximately 69%. We also own 65% of Travel Channel. Each of our networks is distributed by cable and satellite distributors and telecommunication service providers. Lifestyle Media earns revenue primarily from the sale of advertising time and from affiliate fees paid by cable and satellite television systems.
Each of our segments may provide advertising, programming or other services to our other reportable segments. In addition, certain corporate costs and expenses, including information technology, pensions and other employee benefits, and other shared services, are allocated to our business segments. The allocations are generally amounts agreed upon by management, which may differ from amounts that would be incurred if such services were purchased separately by the business segment. Corporate assets are primarily cash and cash equivalents, property and equipment primarily used for corporate purposes, and deferred income taxes.
Our chief operating decision maker evaluates the operating performance of our segments and makes decisions about the allocation of resources to the segments using a measure we call segment profit. Segment profit excludes interest, income taxes, depreciation and amortization, divested operating units, restructuring activities, investment results and certain other items that are included in net income determined in accordance with accounting principles generally accepted in the United States of America.
Information regarding our business segments is as follows:

(in thousands)	Three months ended March 31,
	2011	2010
Segment operating revenues:
Lifestyle Media	$473,553	$428,564
Corporate/intersegment eliminations	7,278	3,223

Total operating revenues	$480,831	$431,787

Segment profit (loss):
Lifestyle Media	$244,605	$186,199
Corporate	(17,355)	(15,920)

Total segment profit	227,250	170,279
Depreciation and amortization of intangible assets	(21,561)	(23,053)
Gains (losses) on disposal of property and equipment	(16)	(121)
Interest expense	(8,615)	(8,481)
Equity in earnings of affiliates	9,658	6,176
Miscellaneous, net	47	(133)

Income from continuing operations before income taxes	$206,763	$144,667

(in thousands)	As of
	March 31, 2011	December 31, 2010
Assets:
Lifestyle Media	$2,660,890	$2,681,691
Corporate	632,867	444,473

Total assets of continuing operations	3,293,757	3,126,164
Discontinued operations	247,560	262,268

Total assets	$3,541,317	$3,388,432

No single customer provides more than 10% of our total operating revenues.

The Company determines its business segments based upon our management and internal reporting structure. Our reportable segment, Lifestyle Media, is a strategic business that offers different products and services.
Lifestyle Media includes our national television networks, HGTV, Food Network, Travel Channel, DIY Network, Cooking Channel and GAC. Lifestyle Media also includes Web sites that are associated with the aforementioned television brands and other Internet-based businesses serving food, home and travel related categories. The Food Network and Cooking Channel are included in the Food Network partnership of which we currently own 75%. We also own 65% of Travel Channel. Each of our networks is distributed by cable and satellite distributors and telecommunication service providers. Lifestyle Media earns revenue primarily from the sale of advertising time and from affiliate fees from cable and satellite television systems.
The accounting policies of each of our business segments are those described in Note 2—Summary of Significant Accounting Policies.
Each of our segments may provide advertising, programming or other services to our other reportable segments. In addition, certain corporate costs and expenses, including information technology, pensions and other employee benefits, and other shared services, are allocated to our business segments. The allocations are generally amounts agreed upon by management, which may differ from amounts that would be incurred if such services were purchased separately by the business segment. Corporate assets are primarily comprised of cash and cash equivalents, investments, and deferred income taxes.
Our chief operating decision maker evaluates the operating performance of our reportable segments and makes decisions about the allocation of resources to the reportable segments using a measure we call segment profit. Segment profit excludes interest, income taxes, depreciation and amortization, divested operating units, restructuring activities, investment results and certain other items that are included in net income determined in accordance with accounting principles generally accepted in the United States of America.

Information regarding our business segments is as follows:

(in thousands)	For the years ended December 31,
	2010	2009	2008
Segment operating revenues:
Lifestyle Media	$1,867,228	$1,366,802	$1,312,313
Corporate	15,536	675	2,422
Intersegment eliminations	(71)	(149)	(169)

Total operating revenues	$1,882,693	$1,367,328	$1,314,566

Segment profit (loss):
Lifestyle Media	$903,572	$636,865	$632,059
Corporate	(68,432)	(65,952)	(48,883)

Total segment profit	835,140	570,913	583,176
Depreciation and amortization of intangible assets	(91,351)	(40,608)	(29,004)
Losses on disposal of property, plant and equipment	(1,511)	(755)	(791)
Interest expense	(35,167)	(2,810)	(14,207)
Travel Channel financing costs		(12,118)
Losses on repurchases of debt			(26,380)
Equity in earnings of affiliates	30,126	18,626	15,498
Miscellaneous, net	(1,576)	(2,056)	1,569

Income from continuing operations before income taxes	$735,661	$531,192	$529,861

Depreciation:
Lifestyle Media	$41,561	$32,190	$24,330
Corporate	1,793	1,786	454

Total depreciation	$43,354	$33,976	$24,784

Amortization of intangible assets:
Lifestyle Media	$47,908	$6,632	$3,979
Corporate	89		241

Total amortization of intangible assets	$47,997	$6,632	$4,220

(in thousands)	For the years ended December 31,
	2010	2009	2008
Additions to property, plant and equipment:
Lifestyle Media	$53,343	$66,112	$57,074
Corporate	2,402	4,925	3,283

Total additions to property, plant and equipment	$55,745	$71,037	$60,357

Business acquisitions and other additions to long-lived assets:
Lifestyle Media	$440,378	$1,271,264	$290,871
Corporate	4,814

Total	$445,192	$1,271,264	$290,871

Assets:
Lifestyle Media	$2,681,691	$2,620,095	$1,439,731
Corporate	444,473	81,793	22,774

Total assets of continuing operations	3,126,164	2,701,888	1,462,505
Discontinued operations	262,268	261,174	310,703

Total assets	$3,388,432	$2,963,062	$1,773,208

No single customer provides more than 10% of our revenue.
Other additions to long-lived assets include investments, capitalized intangible assets, and Lifestyle Media’s capitalized programs and network launch incentives